Derivative Instruments and Hedging Activities - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Nov. 07, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 31, 2025
Derivative [Line Items]
Revenues other than USD		43.00%
Transactions termination loss settled		$ 493
Forward starting interest rate swaps and treasury lock agreements losses		35	$ 28	$ 31
Deferred purchase asset		326	231
Sold receivables		$ 677	626	$ 686
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]		Liabilities
Supplier finance program obligation		$ 225	158
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | 5.75% senior notes due 2030 [Member]
Derivative [Line Items]
Debt, Weighted Average Interest Rate					5.75%
Debt Instrument, Face Amount					$ 500
Accounts Receivable Securitization Facility [Member] | PNC Bank [Member]
Derivative [Line Items]
Sold receivables		799	558
Derivatives term of contract	3 years
Transfer of financial assets sold and derecognized		$ 794	$ 895
Accounts Receivable Securitization Facility [Member] | PNC Bank [Member] | November 2023 [Member]
Derivative [Line Items]
Derivative notional amount	$ 1,000
Accounts Receivable Securitization Facility [Member] | PNC Bank [Member] | SPV Amendment Agreement October Two Thousand And Twenty Four [Member]
Derivative [Line Items]
Derivative notional amount	950
Accounts Receivable Securitization Facility [Member] | PNC Bank [Member] | Initial Commitment [Member]
Derivative [Line Items]
Derivative notional amount	$ 950